Property and Equipment (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property and Equipment [Abstract]
Property and Equipment
Note 4 – Property and Equipment

In March 2018, following the recommendation of the Data Monitoring Committee, the Company made the decision to close down the EG-1962 NEWTON 2 study. The Company believes that it would be highly unlikely that the Company would be able to use the manufacturing equipment associated with EG-1962 for future use.   As a result, the Company has taken an equipment impairment charge of $2,672,581. The write-down would bring down the value of the equipment to the Company’s best estimate of its future value based on a range of estimates from a third-party seller. The equipment is being classified as Other Current Assets on the condensed balance sheet.

Note 4 – Property and Equipment

Property and equipment is summarized as follows:

	December 31,
	2017	2016
Furniture and equipment	$564,596	$456,515
Leasehold Improvements	438,996	358,356
Construction in Process	2,725,569	2,725,569
	3,729,161	3,540,440
Less accumulated depreciation	(305,281)	(122,363)
Property and equipment, net	$3,423,880	$3,418,077